May 01, 2017

MML SERIES INVESTMENT FUND

MML Fundamental Value Fund

Supplement dated October 4, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective October 1, 2017, the following information replaces similar information found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 28 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II		Service Class I
Management Fee	.60%		.60%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.19%		.19%
Total Annual Fund Operating Expenses	.79%		1.04%
Expense Reimbursement	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.77%		1.02%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .77% and 1.02% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$79	$249	$436	$975
Service Class I	$104	$328	$571	$1,268

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Small Cap Growth Equity Fund

Supplement dated October 4, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective October 1, 2017, the following information replaces similar information found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 65 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class		Service Class
Management Fee	1.04%		1.04%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.06%		.06%
Acquired Fund Fees and Expenses	.01%		.01%
Total Annual Fund Operating Expenses(1)	1.11%		1.36%
Expense Reimbursement	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	1.09%		1.34%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.08% and 1.33% for Initial Class and Service Class shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$111	$350	$608	$1,349
Service Class	$136	$428	$742	$1,632

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE